Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature
Expenses by nature
24.	Expenses by nature:

The components of the Company’s other regional and center support costs include the following:

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and bonuses	$12,278,518	$9,798,901	$7,122,556
Marketing expenses	6,765,806	6,446,798	2,705,891
Total	$19,044,324	$16,245,699	$9,828,447

24.	Expenses by nature (continued):

The components of the Company’s corporate, general and administrative expenses include the following:

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and bonuses	$13,145,385	$10,195,949	$7,063,682
Marketing expenses	623,560	1,030,196	1,934,227
Professional and legal fees	3,435,653	2,603,597	2,336,835
Computer supplies and software	1,386,318	859,100	629,176
Transaction costs	426,006	–	385,674
Travel, meals and entertainment	211,704	165,217	404,893
Bad debt expense	–	–	2,894,989
Deferral payment expense (note 13)	300,000	–	–
Insurance	569,471	128,281	114,713
Other	568,857	163,021	607,157
Total	$20,666,954	$15,145,361	$16,371,346

The deferral payment expense of $300,000 that was recognized during the year ended December 31, 2021 (December 31, 2020 – nil; December 31, 2019 – nil) relates to cash consideration payable to certain vendors who agreed to defer $4,443,040 of the cash earn-out consideration owed as part of the Achieve TMS West Acquisition. This amount was paid in full on June 28, 2021 (see note 13).

Bad debt expense relates to the write off of accounts receivable that were identified during the migration to a scalable billing and reimbursement platform completed during the year ended December 31, 2019.